INCOME TAXES - Net operating loss carryforwards (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Operating loss carryforwards
Net operating loss carryforwards	$ 131,416,993	$ 137,570,765
Withholding tax credit carryforwards	1,013,796	1,042,268
Advertising expenses
Operating loss carryforwards
Net operating loss carryforwards	3,931,434	$ 3,847,264
2025
Operating loss carryforwards
Net operating loss carryforwards	1,027,515
Withholding tax credit carryforwards	879,901
2026
Operating loss carryforwards
Net operating loss carryforwards	6,478,019
Withholding tax credit carryforwards	133,895
2027
Operating loss carryforwards
Net operating loss carryforwards	6,958,289
2028
Operating loss carryforwards
Net operating loss carryforwards	5,774,048
2029 through 2044
Operating loss carryforwards
Net operating loss carryforwards	65,272,224
Indefinitely
Operating loss carryforwards
Net operating loss carryforwards	$ 45,906,898